Cover Page	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41800
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	110 Fulbourn Road
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	CB1 9NJ
Entity Address, Country	GB
Country Region	44
City Area Code	(1223)
Local Phone Number	400 400
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, nominal value £0.001 per share
Trading Symbol	ARM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,040,330,497
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Business Contact
Document Information [Line Items]
Contact Personnel Name	Spencer Collins
Entity Address, Address Line One	110 Fulbourn Road
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	CB1 9NJ
Entity Address, Country	GB
City Area Code	(1223)
Local Phone Number	400 400